Share-based payments	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payments
42.	Share-based payments

(a)	Performance shares granted as of December 31, 2024 are as follows:

	Expired	Not expired
Type	Cash-settled share-based payment
Performance conditions	Relative stock price linked (20.0%), management index (80.0%)
Exercising period	4 years from the commencement date of the year to which the grant date belongs
Estimated number of shares vested at December 31, 2024	964,742 shares	2,211,101 shares
Fair value per share in Korean won (*)	~~W~~ 33,122, ~~W~~ 37,387, ~~W~~ 37,081, ~~W~~ 38,156 and ~~W~~ 50,444 for the expiration of exercising period from 2020 to 2024	~~W~~ 47,650

(*)
Based on performance-based stock compensation, the reference stock price (the arithmetic average of the weighted average share price of transaction volume for the past two months, the past one month, and the past one week from the day before the base date) of four years after the commencement of the grant year is paid in cash, and the fair value of the reference stock price to be paid in the future is assessed as the closing price of the settlement.

(b)	Share-based compensation costs for the years ended December 31, 2022, 2023 and 2024 are as follows:

	2022
	Employees of
	The controlling company		The subsidiaries	Total
Performance shares	~~W~~	3,159	25,092	28,251

	2023
	Employees of
	The controlling company		The subsidiaries	Total
Performance shares	~~W~~	5,123	36,751	41,874

	2024
	Employees of
	The controlling company		The subsidiaries	Total
Performance shares	~~W~~	4,950	41,686	46,636

(c)	Accrued expenses recognized related to share-based payment transactions as of December 31, 2022, 2023 and 2024 are as follows:

	2022
	Employees of
	The controlling company		The subsidiaries	Total
Performance shares	~~W~~	12,746	91,469	104,215

	2023
	Employees of
	The controlling company		The subsidiaries	Total
Performance shares	~~W~~	16,079	111,056	127,135

	2024
	Employees of
	The controlling company		The subsidiaries	Total
Performance shares	~~W~~	16,396	135,356	151,752